Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:(4)
Year	Summary Compensation Table (SCT) Total for CEO ($)(1)	Compensation Actually Paid (CAP) to CEO ($)(2)	Average SCT Total for Other NEOs ($)(1)	Average CAP to Other NEOs ($)(3)	Company TSR ($)	Peer Group TSR ($)	Net Income ($ in millions) (4)	Compensation Core Earnings ($ in millions) (5)
2025	22,114,212	48,028,798	5,798,196	8,361,245	312	210	3,836	3,743
2024	19,343,348	48,649,863	4,430,989	8,551,319	244	202	3,111	3,152
2023	16,408,250	11,750,729	3,710,379	3,144,402	176	159	2,504	2,737
2022	16,086,469	26,534,011	5,409,204	8,245,362	162	146	1,819	2,561
2021	15,824,348	38,804,005	4,793,726	10,351,296	144	132	2,371	2,163

Company Selected Measure Name	Compensation Core Earnings
Named Executive Officers, Footnote
(1) The CEO for each year reported was Christopher Swift. The names of each of the other NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Beth Costello, Adin Tooker, Amy Stepnowski, Don Hunt, and Deepa Soni; (ii) for 2024, Beth Costello, Adin Tooker, Deepa Soni, and Amy Stepnowski; (iii) for 2023, Beth Costello, David Robinson, Deepa Soni, and Amy Stepnowski; (iv) for 2022, Beth Costello, Douglas Elliot, David Robinson, and Deepa Soni; and (v) for 2021, Beth Costello, Douglas Elliot, David Robinson, Amy Stepnowski, and William Bloom.

Peer Group Issuers, Footnote	(4) Reflects the value of a fixed $100 investment on December 31, 2020. The peer group used for this purpose is the published industry index: S&P Insurance Composite Index, the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021
PEO Total Compensation Amount	$ 22,114,212	$ 19,343,348	$ 16,408,250	$ 16,086,469	$ 15,824,348
PEO Actually Paid Compensation Amount	$ 48,028,798	48,649,863	11,750,729	26,534,011	38,804,005
Adjustment To PEO Compensation, Footnote
(2) In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the CEO's total compensation for each year to determine the compensation actually paid. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost.

Year	SCT Total ($)	Less: Change in Pension Value ($)	Less: Stock Awards from SCT and Option Awards from SCT ($)	Year-End Fair Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in the Year ($)	Change in Fair Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in Prior Years ($)	Vesting Date Fair Value of Equity Awards and Applicable Dividend Equivalents Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards and Applicable Dividend Equivalents Granted in Prior Years Which Vested in the Year ($)	CAP ($)
2025	22,114,212	30,468	14,395,290	19,622,393	12,994,580	—	7,723,371	48,028,798
2024	19,343,348	25,133	13,072,800	17,572,818	13,283,469	—	11,548,161	48,649,863
2023	16,408,250	37,310	10,997,175	10,390,607	(298,113)	—	(3,715,530)	11,750,729
2022	16,086,469	—	10,153,500	14,890,747	5,123,290	—	587,005	26,534,011
2021	15,824,348	8,184	9,626,475	19,016,242	9,006,971	—	4,591,103	38,804,005

Non-PEO NEO Average Total Compensation Amount	$ 5,798,196	4,430,989	3,710,379	5,409,204	4,793,726
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,361,245	8,551,319	3,144,402	8,245,362	10,351,296
Adjustment to Non-PEO NEO Compensation Footnote
(3) In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the CEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost.

Year	SCT Total ($)	Less: Change in Pension Value ($)	Less: Stock Awards from SCT and Option Awards from SCT ($)	Year-End Fair Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in the Year ($)	Change in Fair Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in Prior Years ($)	Vesting Date Fair Value of Equity Awards and Applicable Dividend Equivalents Granted and Vested in the Year ($) (a)	Change in Fair Value of Equity Awards and Applicable Dividend Equivalents Granted in Prior Years Which Vested in the Year ($)	CAP ($)
2025	5,798,196	10,441	3,184,892	2,947,715	2,084,628	—	726,039	8,361,245
2024	4,430,989	1,176	1,988,155	2,672,537	1,872,359	—	1,564,765	8,551,319
2023	3,710,379	21,025	1,760,857	1,663,735	(48,651)	—	(399,179)	3,144,402
2022	5,409,204	—	2,842,980	3,231,047	1,053,592	938,364	456,135	8,245,362
2021	4,793,726	1,170	2,362,389	4,335,398	1,972,862	340,965	1,271,904	10,351,296
(a) Equity awards vest during the year granted only in the case of retirement. Retirements occurred in 2022 and 2021 for Messrs. Elliot and Bloom, respectively.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Compensation Core Earnings •Compensation Core ROE •TSR
Total Shareholder Return Amount	$ 312	244	176	162	144
Peer Group Total Shareholder Return Amount	210	202	159	146	132
Net Income (Loss)	$ 3,836,000,000	$ 3,111,000,000	$ 2,504,000,000	$ 1,819,000,000	$ 2,371,000,000
Company Selected Measure Amount	3,743,000,000	3,152,000,000	2,737,000,000	2,561,000,000	2,163,000,000
PEO Name	Christopher Swift
Additional 402(v) Disclosure
(5) The Compensation Core Earnings definition and a reconciliation from U.S. GAAP net income available to common stockholders to Compensation Core Earnings for each year in the table are provided in Appendix A.

Measure:: 1
Pay vs Performance Disclosure
Name	Compensation Core Earnings
Measure:: 2
Pay vs Performance Disclosure
Name	Compensation Core ROE
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (30,468)	$ (25,133)	$ (37,310)	$ 0	$ (8,184)
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,395,290)	(13,072,800)	(10,997,175)	(10,153,500)	(9,626,475)
PEO | Year-End Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,622,393	17,572,818	10,390,607	14,890,747	19,016,242
PEO | Change in Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,994,580	13,283,469	(298,113)	5,123,290	9,006,971
PEO | Vesting Date Value of Equity Awards and Applicable Dividend Equivalents Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Value of Equity Awards and Applicable Dividend Equivalents Granted in Prior Years Which Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,723,371	11,548,161	(3,715,530)	587,005	4,591,103
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,441)	(1,176)	(21,025)	0	(1,170)
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,184,892)	(1,988,155)	(1,760,857)	(2,842,980)	(2,362,389)
Non-PEO NEO | Year-End Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,947,715	2,672,537	1,663,735	3,231,047	4,335,398
Non-PEO NEO | Change in Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,084,628	1,872,359	(48,651)	1,053,592	1,972,862
Non-PEO NEO | Vesting Date Value of Equity Awards and Applicable Dividend Equivalents Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	938,364	340,965
Non-PEO NEO | Change in Value of Equity Awards and Applicable Dividend Equivalents Granted in Prior Years Which Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 726,039	$ 1,564,765	$ (399,179)	$ 456,135	$ 1,271,904